Commitments and Contingent Liabilities - Commitments for Purchases of Property, Plant and Equipment and Other Commitments (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Disclosure of contingent liabilities [abstract]
Commitments for purchases of property, plant and equipment and other commitments	¥ 60,527	¥ 55,571